CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 VIEs USD ($)	Dec. 31, 2014 VIEs CNY	Dec. 31, 2013 VIEs CNY
Allowance for doubtful accounts	$ 521	3,230	72
Current liabilities of the VIEs without recourse to the Company	100,194	621,656	263,968	28,901	179,313	107,774
Non-current liabilities of the VIEs without recourse to the Company	$ 15,578	96,650	51,557	$ 456	2,828	0
Ordinary shares, par value (in dollars per share)	$ 0.000025
Ordinary shares, shares authorized	0	0	1,775,094,830
Ordinary shares, shares issued	0	0	1,000,551,482
Ordinary shares, shares outstanding	0	0	900,551,482